Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
OPERATING ACTIVITIES
Loss for the year	$ (4,607)	$ (5,663)
Add items not affecting cash / adjustments:
Depreciation	72	83
Unrealized foreign exchange gain	(24)	(340)
Deferred income tax expense	31	42
Stock based compensation expense	1,362	1,981
Share of joint venture expenditures	232	575
Directors' fees paid in deferred share units	183	177
Net change in non-cash working capital	319	(645)
Net cash flows from (used in) operating activities	(2,432)	(3,790)
FINANCING ACTIVITIES
Proceeds from issuance of equity	2,500	1,975
Equity issuance costs	(139)	(448)
Share unit cash settlement	(107)	(40)
Cash received from option exercises	0	82
Lease payments made	(88)	(88)
Cash received from Waterberg partners	465	2,220
Net cash flows from (used in) financing activities	2,631	3,701
INVESTING ACTIVITIES
Performance bonds	(63)	(53)
Investment in Lion	(232)	(575)
Expenditures incurred on Waterberg Project	(3,422)	(4,446)
Net cash flows from (used in) investing activities	(3,717)	(5,074)
Net decrease in cash	(3,518)	(5,163)
Effect of foreign exchange on cash	230	(178)
Cash, beginning of year	6,989	12,330
Cash, end of year	$ 3,701	$ 6,989